Pension and Postretirement Plans (Key Assumptions - Cost) (Details 6) - Periodic Cost [Member]	6 Months Ended		12 Months Ended
	Dec. 31, 2015 [1]	Jun. 30, 2015 [1]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate (percent)	4.40%	4.00%	4.10%	4.30%
Expected return on plan assets (percent)			6.25%	6.50%	6.50%
Rate of compensation increase (percent)				4.00%	4.00%
Pension Plans [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (percent)			1.00%
Pension Plans [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (percent)			5.00%
Supplemental Executive Retirement Plan (SERP) [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate (percent)	4.40%	4.00%	4.10%	4.30%
Expected return on plan assets (percent)			0.00%	0.00%	0.00%
Rate of compensation increase (percent)				4.00%	4.00%
Supplemental Executive Retirement Plan (SERP) [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (percent)			1.00%
Supplemental Executive Retirement Plan (SERP) [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (percent)			5.00%

[1]	As a result of the spin-off of Cable ONE and the sale of the KHE Campuses business, the Company remeasured the accumulated and projected benefit obligation of the pension plan as of July 1, 2015 and September 3, 2015, respectively. As a result of the spin-off of Cable ONE, the accumulated and projected benefit obligation of the SERP was remeasured as of July 1, 2015. The remeasurement changed the discount rate from 4.0% for the first six months to 4.4% for the second half of 2015.